Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	000-55008
Entity Registrant Name	ZEO SCIENTIFIX, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3321 College Avenue
Entity Address, Address Line Two	Suite 246
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	(888)
Local Phone Number	963-7881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false